CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Customer A - Network Infrastructure and Services
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	21.00%		19.00%		20.00%
Customer B – Integrated Solutions
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]		[1]	11.00%
Customer D – Integrated Solutions
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	13.00%		12.00%			[1]

[1]	Less than 10%